Schedule Of Selected Quarterly Financial Data (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Net revenues	$ 1,887	$ 2,542	$ 2,194	$ 1,862	$ 1,849	$ 2,395	$ 2,002	$ 1,691
Net income (loss)	$ 23	$ 192	$ 26	$ 4	$ (28)	$ 118	$ (28)	$ (46)
Basic Net income (loss) (in dollars per share)	$ 0.22	$ 1.84	$ 0.25	$ 0.03	$ (0.26)	$ 1.09	$ (0.26)	$ (0.43)	$ 2.32	$ 0.15	$ 2.72
Basic weighted average shares outstanding	106.2	103.9	105.1	106.6	107.1	108.3	108.4	107.7	105.4	107.6	106.6
Diluted Net income (loss) (in dollars per share)	$ 0.21	$ 1.74	$ 0.24	$ 0.03	$ (0.26)	$ 1.02	$ (0.26)	$ (0.43)	$ 2.22	$ 0.15	$ 2.42
Diluted weighted average shares outstanding	108.3	109.9	111.0	108.6	107.1	116.2	108.4	107.7	110.6	111.4	121.6